Revenues - Summary of Revenues Condensed Consolidated Statements Of Comprehensive Income (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Other income	$ 3,073,501	$ 2,269,632
Revenues	68,440,445	88,245,162
Time Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	22,427,217	7,000,043
Voyage Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 42,939,727	$ 78,975,487